Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Certain lease agreements with related parties contain provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is recorded as a deferred rent obligation. Total deferred rent obligation as of March 31, 2012 and December 31, 2011 amounted to $0.4 million and $0.5 million, respectively, and is included within the accounts receivable, net caption in the accompanying consolidated balance sheets.

Rent expense of office facilities and real estate for the three months ended March 31, 2012 and 2011 amounted to $2.0 million and $2.0 million, respectively. Also, rent expense for telecommunications and other equipment for the three months ended March 31, 2012 and 2011 amounted to $1.8 million and $2.0 million, respectively.

The legal entities within EVERTEC are defendants in a number of legal proceedings arising in the ordinary course of business. Based on the opinion of legal counsel, management believes that the final disposition of these matters will not have a material adverse effect on the business, results of operations or financial condition of the Company.

On a quarterly basis, the Company assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. For matters where it is probable that the Company will incur a loss and the amount can be reasonably estimated, an accrual for the loss is established. Once established, the accrual is adjusted as appropriate to reflect any relevant developments. For matters where a loss is not probable or the amount of the loss cannot be estimated, no accrual is established. Based on this process, the Company has identified certain claims where it is probable that it will incur a loss, but in the aggregate the loss would be minimal. For other claims, where the proceedings are in an initial phase, the Company is unable to estimate the range of possible loss for such legal proceedings. However, the Company at this time believes that any loss related to these latter claims will not be material.

Note 22—Commitments and Contingencies

The Company leases certain facilities and equipment under operating leases. Most leases contain renewal options for varying periods. Future minimum rental payments on such operating at December 31, 2011 are as follows:

(Dollar amounts in thousands)	Unrelated parties	Related party	Minimum future rentals

2012	$762	$4,089	$4,851
2013	473	3,858	4,331
2014	374	3,973	4,347
2015	319	1,001	1,320
2016 and thereafter	317	—	317

	$2,245	$12,921	$15,166

Certain lease agreements with related parties contain provisions for future rent increases. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is recorded as a deferred rent obligation. Total deferred rent obligation as of December 31, 2011 and 2010 amounted to $0.5 million and $0.3 million, respectively, and is included within the accounts receivable, net caption in the accompanying consolidated balance sheets.

Rent expense of office facilities and real estate for the year ended December 31, 2011, the three months ended December 31, 2010, the nine months ended September 30, 2010 and the year ended December 31, 2009 amounted to $7.9 million, $2.3 million, $6.6 million and $8.0 million, respectively. Also, rent expense for telecommunications and other equipment for the year ended December 31, 2011, the three months ended December 31, 2010, the nine months ended September 30, 2010 and the year ended December 31, 2009 amounted to $7.7 million, $2.2 million, $5.6 million and $7.4 million, respectively.

The legal entities within EVERTEC are defendants in a number of legal proceedings arising in the ordinary course of business. Based on the opinion of legal counsel, management believes that the final disposition of these matters will not have a material adverse effect on the business, results of operations or financial condition of the Company.

On a quarterly basis, the Company assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. For matters where it is probable that the Company will incur a loss and the amount can be reasonably estimated, an accrual for the loss is established. Once established, the accrual is adjusted as appropriate to reflect any relevant developments. For matters where a loss is not probable or the amount of the loss cannot be estimated, no accrual is established. Based on this process, the Company has identified certain claims where it is probable that it will incur a loss, but in the aggregate the loss would be minimal. For other claims, where the proceedings are in an initial phase, the Company is unable to estimate the range of possible loss for such legal proceedings. However, the Company at this time believes that any loss related to these latter claims will not be material.